Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.95%
Australia–1.78%
CSL Ltd.	751,768	$152,673,400
Canada–6.54%
Alimentation Couche-Tard, Inc.	5,318,428	237,606,705
CAE, Inc.(a)	5,247,360	138,831,406
Dollarama, Inc.	3,032,424	183,785,425
		560,223,536
China–0.59%
Alibaba Group Holding Ltd.(a)	4,449,400	50,269,853
Denmark–4.40%
Ascendis Pharma A/S, ADR(a)(b)	505,752	43,256,969
Novo Nordisk A/S, Class B	2,837,255	333,683,629
		376,940,598
France–15.99%
Airbus SE	1,492,140	161,356,730
Dassault Systemes SE	2,901,114	124,375,568
Edenred	2,116,054	108,762,651
EssilorLuxottica S.A.(b)	373,271	58,561,500
Hermes International	238,389	326,377,017
Kering S.A.	130,918	75,116,660
L’Oreal S.A.	300,029	113,326,910
LVMH Moet Hennessy Louis Vuitton SE	358,738	249,540,600
Sartorius Stedim Biotech	377,843	151,605,239
		1,369,022,875
Germany–3.58%
CTS Eventim AG & Co. KGaA(a)	2,372,664	129,953,870
SAP SE	410,656	38,062,652
Siemens AG	281,707	31,278,274
Siemens Healthineers AG(c)	2,087,304	106,801,498
		306,096,294
India–4.22%
Dr Lal PathLabs Ltd.(c)	2,556,534	74,424,717
Reliance Industries Ltd.	9,035,969	287,127,980
		361,552,697
Ireland–1.36%
Flutter Entertainment PLC(a)	1,159,901	116,537,823
Italy–1.88%
Davide Campari-Milano N.V.	14,440,980	160,559,062
Japan–8.72%
Benefit One, Inc.	3,531,100	57,259,210
Daikin Industries Ltd.	841,400	147,991,901
Hitachi Ltd.	1,415,700	71,837,962
Hoya Corp.	741,410	74,471,734
Keyence Corp.	331,584	131,587,573
Kobe Bussan Co. Ltd.	3,116,400	88,924,033
Nidec Corp.	1,344,940	93,567,461
Nihon M&A Center Holdings, Inc.	6,035,000	80,617,362
		746,257,236
Shares		Value
Netherlands–5.64%
Aalberts N.V.	1,562,319	$66,969,608
Adyen N.V.(a)(c)	57,790	104,242,498
ASML Holding N.V.	372,461	213,852,473
Shop Apotheke Europe N.V.(a)(b)(c)	379,312	36,719,842
Universal Music Group N.V.	2,673,260	60,721,618
		482,506,039
New Zealand–0.50%
Xero Ltd.(a)	652,823	42,820,114
Spain–1.76%
Amadeus IT Group S.A.(a)	2,574,623	150,227,610
Sweden–7.40%
Atlas Copco AB, Class A(b)	11,478,160	134,181,668
Epiroc AB, Class A	11,655,316	207,339,543
Swedish Match AB	27,846,738	291,717,552
		633,238,763
Switzerland–4.29%
Barry Callebaut AG	19,004	42,143,117
IWG PLC(a)	15,874,685	37,376,062
Lonza Group AG	110,788	67,518,799
Sika AG	576,036	142,558,739
VAT Group AG(c)	267,573	77,796,735
		367,393,452
Taiwan–1.75%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,758,000	149,984,918
United Kingdom–19.07%
Alphawave IP Group PLC(a)(b)	2,472,595	4,075,128
Britvic PLC	10,225,685	107,502,670
Ceres Power Holdings PLC(a)(b)	1,426,817	10,580,683
Compass Group PLC	9,652,456	226,551,995
ConvaTec Group PLC(c)	22,792,527	63,563,314
Entain PLC(a)	6,756,907	99,349,078
Legal & General Group PLC	23,744,370	75,762,235
London Stock Exchange Group PLC	2,208,517	215,534,012
Next PLC	2,194,338	182,843,164
Ocado Group PLC(a)	12,445,201	127,771,001
Rentokil Initial PLC	23,571,670	155,892,406
Rightmove PLC	15,324,598	120,099,303
RS GROUP PLC	6,988,818	88,228,349
Trainline PLC(a)(c)(d)	31,891,178	154,669,531
		1,632,422,869
United States–8.48%
EPAM Systems, Inc.(a)(b)	540,939	188,922,946
Ferguson PLC	1,153,286	145,230,435
James Hardie Industries PLC, CDI	5,175,813	128,006,422
Medtronic PLC	612,339	56,653,604
ResMed, Inc.	859,467	206,719,003
		725,532,410
Total Common Stocks & Other Equity Interests (Cost $5,197,438,448)		8,384,259,549

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	48,453,026	$48,453,026
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	35,425,990	35,425,990
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	55,374,887	55,374,887
Total Money Market Funds (Cost $139,250,971)		139,253,903
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.58% (Cost $5,336,689,419)		8,523,513,452
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.71%
Invesco Private Government Fund, 1.77%(d)(e)(f)	17,131,435	$17,131,435
Invesco Private Prime Fund, 1.89%(d)(e)(f)	44,163,385	44,163,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,297,783)		61,294,820
TOTAL INVESTMENTS IN SECURITIES—100.29% (Cost $5,397,987,202)		8,584,808,272
OTHER ASSETS LESS LIABILITIES–(0.29)%		(25,038,416)
NET ASSETS–100.00%		$8,559,769,856
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $618,218,135, which represented 7.22% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,257,016	$440,541,444	$(476,345,434)	$-	$-	$48,453,026	$189,704
Invesco Liquid Assets Portfolio, Institutional Class	62,153,130	314,672,461	(341,382,647)	3,016	(19,970)	35,425,990	111,137
Invesco Treasury Portfolio, Institutional Class	96,293,733	503,475,937	(544,394,783)	-	-	55,374,887	144,486
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,872,592	312,393,969	(386,135,126)	-	-	17,131,435	100,072*
Invesco Private Prime Fund	212,036,049	711,118,425	(878,958,086)	(2,965)	(30,038)	44,163,385	271,478*
Investments in Other Affiliates:
Trainline PLC	97,285,290	37,097,124	(2,359,767)	25,113,594	(2,466,710)	154,669,531	-
Total	$642,897,810	$2,319,299,360	$(2,629,575,843)	$25,113,645	$(2,516,718)	$355,218,254	$816,877

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$152,673,400	$—	$152,673,400
Canada	560,223,536	—	—	560,223,536
China	—	50,269,853	—	50,269,853
Denmark	43,256,969	333,683,629	—	376,940,598
France	—	1,369,022,875	—	1,369,022,875
Germany	—	306,096,294	—	306,096,294
India	—	361,552,697	—	361,552,697
Ireland	—	116,537,823	—	116,537,823
Italy	—	160,559,062	—	160,559,062
Japan	—	746,257,236	—	746,257,236
Netherlands	—	482,506,039	—	482,506,039
New Zealand	—	42,820,114	—	42,820,114
Spain	—	150,227,610	—	150,227,610
Sweden	—	633,238,763	—	633,238,763
Switzerland	—	367,393,452	—	367,393,452
Taiwan	—	149,984,918	—	149,984,918
United Kingdom	—	1,632,422,869	—	1,632,422,869
United States	452,295,553	273,236,857	—	725,532,410
Money Market Funds	139,253,903	61,294,820	—	200,548,723
Total Investments	$1,195,029,961	$7,389,778,311	$—	$8,584,808,272
Invesco Oppenheimer International Growth Fund